Income Tax - Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable [Abstract]
Profit before income tax	$ 516,820	$ 1,082,610	$ 471,990
Tax effect at the Hong Kong profits tax rate of 16.5%	85,275	178,631
Tax effect of preferential tax rate	(21,100)	(20,595)
Tax effect of non-assessable income	(153)	(605)
Tax effect of non-deductible expenses	73,560
Tax effect of tax rebate	(192)	(384)
Total	$ 137,390	$ 157,047	$ 52,512
Effective income tax rate – Hong Kong	26.58%	14.51%